Director's Loans - Schedule of Unsecured Loans Payable (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Borrowings [abstract]
Opening balance	$ 763,544	$ 1,330,500
Repayments		(1,000,000)
Amortization of transaction costs	130,256	433,044	$ 203,057
Closing balance	$ 893,800	$ 763,544	$ 1,330,500